LEASES - Schedule of Lease Liabilities Mature (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 500
2024	322
Total lease payments	822
Less Imputed Interest	(41)
Present value of lease liabilities	$ 781